PURCHASE OF NON-CONTROLLING INTEREST - Purchase price summary (Details) - Viking Data Centers LLC $ in Thousands	Jun. 30, 2022 USD ($)
Noncontrolling Interest [Line Items]
Construction in progress	$ 5,863
Other non-current assets	4,902
Intangible assets, net	7,020
Assets transferred to Viking Data Centers	$ 17,785